Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 6:- FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and June 30, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023
	Level 1	Level 2	Level 3
	(Unaudited)

Warrants Liability – Public Warrants	$2,620	$-	$-
Warrant Liability – Private Warrants	-	-	977

Total	$2,620	$-	$977

	June 30, 2024
	Level 1	Level 2	Level 3
	(Unaudited)

Warrants Liability – Public Warrants	$3,102	$-	$-
Warrant Liability – Private Warrants	-	-	953

Total	$3,102	$-	$953

The fair value of the Public Warrants is determined with reference to the prevailing market price for warrants that are trading on Nasdaq under the ticker DRTSW.

The Private warrants were valued using a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private warrants is the expected volatility of the Ordinary shares. The expected volatility was implied from a blend of the Company’s own Ordinary share and Public Warrant pricing, and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business.

The Warrants to convertible preferred shares were converted into an identical number of warrants convertible into ordinary shares of the Company. After conversion the converted warrants were valued using a Black Scholes Option Pricing Model. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the Warrants to convertible preferred shares is the expected volatility of the Ordinary shares. The expected volatility was implied from the Company’s own Ordinary shares and Public Warrants pricing, and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business.

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

The change in the fair value of the Level 3 warrants liability is summarized below:

June 30, 2024
Unaudited

Beginning of period	$977
Change in fair value	(24)

End of period	$953